Reverse Acquisition - Fair Value of Net Assets (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Fair value of consideration	$ 11,870,336
Conversion of shares in connection with merger, shares | shares	11,870,336
Conversion of shares in connection with merger, value	$ 20,228,171
Volume weighted average price | $ / shares	$ 2
Former JGGC Shareholders
Disclosure of detailed information about business combination [line items]
Conversion of shares in connection with merger, shares | shares	11,708,336
Conversion of shares in connection with merger, price per share | $ / shares	$ 1.7
Conversion of shares in connection with merger, value	$ 19,904,171
Cohen and Outside the Box
Disclosure of detailed information about business combination [line items]
Conversion of shares in connection with merger, shares | shares	162,000
Conversion of shares in connection with merger, price per share | $ / shares	$ 2
Conversion of shares in connection with merger, value	$ 324,000